JPMorgan Diversified Return U.S. Equity ETF
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 0.8%
General Dynamics Corp.	5,581	1,667,100
Lockheed Martin Corp.	3,215	1,742,273
		3,409,373
Automobiles & Parts — 0.5%
Ford Motor Co.	72,894	788,713
Gentex Corp.	41,896	1,301,290
		2,090,003
Banks — 2.0%
Bank of America Corp.	29,521	1,189,992
Citizens Financial Group, Inc.	6,417	273,813
Discover Financial Services	3,249	467,824
Fifth Third Bancorp	29,000	1,227,860
First Citizens BancShares, Inc., Class A	998	2,083,515
Huntington Bancshares, Inc.	83,978	1,255,471
KeyCorp	12,989	209,513
Popular, Inc. (Puerto Rico)	9,591	984,324
Regions Financial Corp.	16,128	360,783
US Bancorp	9,538	428,065
		8,481,160
Beverages — 2.7%
Boston Beer Co., Inc. (The), Class A *	3,217	901,435
Celsius Holdings, Inc. *	27,155	1,271,669
Coca-Cola Co. (The)	26,035	1,737,576
Coca-Cola Consolidated, Inc.	447	512,213
Constellation Brands, Inc., Class A	6,273	1,537,889
Keurig Dr Pepper, Inc.	22,408	768,146
Molson Coors Beverage Co., Class B	32,874	1,737,391
Monster Beverage Corp. *	29,183	1,501,465
PepsiCo, Inc.	9,992	1,725,319
		11,693,103
Chemicals — 3.8%
Ashland, Inc.	7,857	759,379
Celanese Corp.	11,681	1,648,773
CF Industries Holdings, Inc.	16,669	1,273,345
Chemours Co. (The)	2,975	71,906
Eastman Chemical Co.	12,321	1,273,129
Ecolab, Inc.	5,087	1,173,520
Element Solutions, Inc.	46,276	1,247,138
Huntsman Corp.	50,616	1,211,241
Linde plc	2,649	1,201,321
LyondellBasell Industries NV, Class A	16,642	1,655,213
Mosaic Co. (The)	26,349	784,410
NewMarket Corp.	1,465	821,675
Olin Corp.	27,168	1,239,132

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Chemicals — continued
Valvoline, Inc. *	10,729	498,899
Westlake Corp.	10,867	1,606,795
		16,465,876
Construction & Materials — 2.2%
A O Smith Corp.	17,455	1,484,373
Builders FirstSource, Inc. *	8,542	1,429,675
Carrier Global Corp.	5,232	356,352
Eagle Materials, Inc.	2,954	804,374
Fortune Brands Innovations, Inc.	7,140	576,984
Louisiana-Pacific Corp.	3,357	329,523
Masco Corp.	16,865	1,312,940
Owens Corning	7,606	1,417,606
Quanta Services, Inc.	5,958	1,581,134
		9,292,961
Consumer Services — 0.7%
Grand Canyon Education, Inc. *	2,401	374,436
H&R Block, Inc.	32,325	1,872,910
Service Corp. International	9,738	778,164
		3,025,510
Electricity — 6.8%
Brookfield Renewable Corp.	8,559	240,508
Clearway Energy, Inc., Class C	8,485	226,380
CMS Energy Corp.	19,153	1,241,114
Consolidated Edison, Inc.	16,886	1,646,723
Constellation Energy Corp.	7,623	1,446,845
Dominion Energy, Inc.	28,445	1,520,670
DTE Energy Co.	11,473	1,382,841
Edison International	22,241	1,779,502
Entergy Corp.	15,189	1,761,468
Evergy, Inc.	25,888	1,501,504
Exelon Corp.	38,339	1,426,211
FirstEnergy Corp.	38,962	1,632,897
IDACORP, Inc.	3,823	373,698
OGE Energy Corp.	40,011	1,551,226
PG&E Corp.	85,988	1,569,281
Pinnacle West Capital Corp.	20,485	1,753,311
PPL Corp.	56,637	1,683,252
Public Service Enterprise Group, Inc.	22,548	1,798,654
Southern Co. (The)	20,703	1,729,115
Vistra Corp.	18,699	1,481,335
Xcel Energy, Inc.	25,331	1,476,291
		29,222,826
Electronic & Electrical Equipment — 0.6%
AMETEK, Inc.	6,009	1,042,441

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Electronic & Electrical Equipment — continued
Hubbell, Inc.	3,395	1,343,232
Veralto Corp.	1,746	186,054
		2,571,727
Finance & Credit Services — 1.0%
Ally Financial, Inc.	28,299	1,273,738
MGIC Investment Corp.	63,589	1,579,551
OneMain Holdings, Inc.	16,907	883,560
SLM Corp.	18,751	425,460
		4,162,309
Food Producers — 5.9%
Archer-Daniels-Midland Co.	27,521	1,706,577
BellRing Brands, Inc. *	8,750	448,700
Bunge Global SA	15,924	1,675,683
Campbell Soup Co.	36,851	1,726,838
Conagra Brands, Inc.	57,802	1,752,557
Corteva, Inc.	23,861	1,338,602
Flowers Foods, Inc.	44,439	1,000,766
General Mills, Inc.	23,651	1,587,928
Hormel Foods Corp.	40,065	1,286,487
Ingredion, Inc.	14,050	1,747,398
J M Smucker Co. (The)	9,337	1,101,299
Kellanova	28,308	1,646,110
Kraft Heinz Co. (The)	50,285	1,770,535
Lamb Weston Holdings, Inc.	1,025	61,521
Mondelez International, Inc., Class A	24,726	1,690,022
Pilgrim's Pride Corp. *	9,477	390,737
Post Holdings, Inc. *	16,170	1,768,351
Tyson Foods, Inc., Class A	21,368	1,301,311
US Foods Holding Corp. *	31,563	1,716,712
		25,718,134
Gas, Water & Multi-utilities — 2.4%
Ameren Corp.	580	45,977
Atmos Energy Corp.	4,971	635,692
CenterPoint Energy, Inc.	48,446	1,344,377
Duke Energy Corp.	13,331	1,456,678
National Fuel Gas Co.	23,016	1,348,507
NiSource, Inc.	54,632	1,707,250
Sempra	19,088	1,528,185
UGI Corp.	44,162	1,094,334
WEC Energy Group, Inc.	16,612	1,429,629
		10,590,629
General Industrials — 2.2%
Carlisle Cos., Inc.	1,600	669,728
Dow, Inc.	25,687	1,399,171
Eaton Corp. plc	5,135	1,565,097
Illinois Tool Works, Inc.	5,518	1,364,491

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
General Industrials — continued
ITT, Inc.	6,762	956,552
Packaging Corp. of America	5,726	1,144,456
Parker-Hannifin Corp.	2,486	1,395,044
RPM International, Inc.	9,692	1,177,190
Sonoco Products Co.	836	45,077
		9,716,806
Health Care Providers — 2.8%
Chemed Corp.	1,320	752,611
Cigna Group (The)	4,805	1,675,359
DaVita, Inc. *	11,131	1,520,717
Elevance Health, Inc.	2,890	1,537,567
HCA Healthcare, Inc.	4,825	1,751,716
Humana, Inc.	581	210,095
Molina Healthcare, Inc. *	1,984	677,080
Tenet Healthcare Corp. *	5,379	805,236
UnitedHealth Group, Inc.	2,723	1,568,884
Universal Health Services, Inc., Class B	8,243	1,762,024
		12,261,289
Household Goods & Home Construction — 2.2%
DR Horton, Inc.	10,766	1,937,126
Leggett & Platt, Inc.	12,161	160,160
Lennar Corp., Class A	10,202	1,805,040
NVR, Inc. *	210	1,807,571
PulteGroup, Inc.	14,343	1,893,276
Toll Brothers, Inc.	13,672	1,951,131
		9,554,304
Industrial Engineering — 0.7%
Caterpillar, Inc.	3,072	1,063,526
Cummins, Inc.	5,091	1,485,554
Otis Worldwide Corp.	3,132	295,974
		2,845,054
Industrial Materials — 0.5%
Avery Dennison Corp.	3,124	677,377
International Paper Co.	31,551	1,466,490
		2,143,867
Industrial Metals & Mining — 2.8%
Cleveland-Cliffs, Inc. *	63,787	979,131
Fastenal Co.	21,279	1,505,489
Freeport-McMoRan, Inc.	23,874	1,084,118
Nucor Corp.	8,626	1,405,520
Reliance, Inc.	5,386	1,640,360
Southern Copper Corp. (Mexico)	15,403	1,642,114
Steel Dynamics, Inc.	12,042	1,604,235

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Metals & Mining — continued
Timken Co. (The)	11,145	969,058
United States Steel Corp.	35,255	1,448,628
		12,278,653
Industrial Support Services — 2.6%
Accenture plc, Class A (Ireland)	4,106	1,357,526
Booz Allen Hamilton Holding Corp.	9,292	1,331,636
Capital One Financial Corp.	10,917	1,652,834
Core & Main, Inc., Class A *	18,475	987,858
MSC Industrial Direct Co., Inc., Class A	12,977	1,154,304
Robert Half, Inc.	12,009	770,858
Synchrony Financial	35,224	1,789,027
Western Union Co. (The)	49,230	585,345
WW Grainger, Inc.	1,657	1,618,574
		11,247,962
Industrial Transportation — 1.0%
Allison Transmission Holdings, Inc.	15,387	1,363,134
CSX Corp.	16,543	580,659
Landstar System, Inc.	1,026	195,197
PACCAR, Inc.	2,198	216,855
Ryder System, Inc.	4,494	629,879
Union Pacific Corp.	5,201	1,283,243
		4,268,967
Investment Banking & Brokerage Services — 1.7%
Ameriprise Financial, Inc.	2,287	983,570
Apollo Global Management, Inc.	6,146	770,155
Berkshire Hathaway, Inc., Class B *	3,997	1,752,685
Cboe Global Markets, Inc.	6,206	1,138,863
Jefferies Financial Group, Inc.	18,183	1,063,160
State Street Corp.	6,120	520,016
Virtu Financial, Inc., Class A	16,730	457,064
XP, Inc., Class A (Brazil)	45,358	776,075
		7,461,588
Leisure Goods — 0.6%
Electronic Arts, Inc.	4,944	746,247
Garmin Ltd.	9,493	1,625,676
Harley-Davidson, Inc.	4,167	156,263
		2,528,186
Life Insurance — 1.0%
Aflac, Inc.	16,399	1,564,136
Principal Financial Group, Inc.	5,486	447,164
Prudential Financial, Inc.	3,360	421,075
Unum Group	32,841	1,889,343
		4,321,718

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Media — 0.6%
Interpublic Group of Cos., Inc. (The)	21,956	706,324
Nexstar Media Group, Inc.	9,420	1,740,722
		2,447,046
Medical Equipment & Services — 3.5%
Abbott Laboratories	12,744	1,350,099
Becton Dickinson & Co.	3,752	904,457
Danaher Corp.	5,305	1,469,910
GE HealthCare Technologies, Inc.	12,135	1,026,985
Hologic, Inc. *	16,900	1,379,209
Labcorp Holdings, Inc.	5,238	1,128,475
Medtronic plc	12,554	1,008,337
Quest Diagnostics, Inc.	10,203	1,451,887
Revvity, Inc.	8,616	1,082,256
STERIS plc	5,237	1,250,386
Stryker Corp.	3,420	1,119,879
Thermo Fisher Scientific, Inc.	1,312	804,702
West Pharmaceutical Services, Inc.	3,524	1,078,943
		15,055,525
Mortgage Real Estate Investment Trusts — 0.5%
Rithm Capital Corp.	129,346	1,501,707
Starwood Property Trust, Inc.	40,372	805,421
		2,307,128
Non-life Insurance — 3.1%
American Financial Group, Inc.	1,955	256,027
Arch Capital Group Ltd. *	14,080	1,348,582
Assured Guaranty Ltd.	2,253	185,580
Chubb Ltd.	4,480	1,234,957
Everest Group Ltd.	3,473	1,364,438
Fidelity National Financial, Inc.	26,491	1,467,866
Hartford Financial Services Group, Inc. (The)	16,469	1,826,741
Marsh & McLennan Cos., Inc.	7,233	1,609,849
Old Republic International Corp.	36,969	1,279,867
Progressive Corp. (The)	8,033	1,720,026
Reinsurance Group of America, Inc.	3,294	742,566
WR Berkley Corp.	8,982	495,178
		13,531,677
Non-Renewable Energy — 6.2%
Antero Midstream Corp.	112,121	1,610,058
Cheniere Energy, Inc.	7,304	1,334,003
Chesapeake Energy Corp. (a)	5,647	431,035
Chevron Corp.	9,570	1,535,698
ConocoPhillips	10,821	1,203,295
Coterra Energy, Inc.	60,109	1,550,812
Diamondback Energy, Inc.	7,614	1,540,388
DT Midstream, Inc.	2,966	223,518
EOG Resources, Inc.	9,864	1,250,755

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — continued
EQT Corp.	35,274	1,217,306
Exxon Mobil Corp.	15,017	1,780,866
HF Sinclair Corp.	23,381	1,203,420
Kinder Morgan, Inc.	68,351	1,444,257
Marathon Oil Corp.	47,351	1,328,196
Marathon Petroleum Corp.	9,525	1,686,115
Occidental Petroleum Corp.	7,947	483,337
Phillips 66	11,449	1,665,600
Range Resources Corp.	7,384	230,602
Targa Resources Corp.	13,759	1,861,317
Valero Energy Corp.	10,323	1,669,436
Williams Cos., Inc. (The)	33,273	1,428,743
		26,678,757
Personal Care, Drug & Grocery Stores — 5.4%
Albertsons Cos., Inc., Class A	71,267	1,413,225
Casey's General Stores, Inc.	4,377	1,697,576
Cencora, Inc.	7,002	1,665,636
Church & Dwight Co., Inc.	15,118	1,481,715
Clorox Co. (The)	10,280	1,356,240
Colgate-Palmolive Co.	17,312	1,717,177
CVS Health Corp.	20,280	1,223,492
GCI Liberty, Inc. ‡ *	2,678	—
Grocery Outlet Holding Corp. *	3,672	71,824
Kenvue, Inc.	77,285	1,429,000
Kimberly-Clark Corp.	11,673	1,576,439
Kroger Co. (The)	32,432	1,767,544
McKesson Corp.	2,760	1,702,975
Performance Food Group Co. *	24,029	1,658,001
Procter & Gamble Co. (The)	9,765	1,569,821
Spectrum Brands Holdings, Inc.	12,989	1,098,999
Sysco Corp.	23,033	1,765,480
		23,195,144
Personal Goods — 0.1%
Carter's, Inc.	2,125	128,669
NIKE, Inc., Class B	3,657	273,763
		402,432
Pharmaceuticals, Biotechnology & Marijuana Producers — 4.4%
AbbVie, Inc.	8,495	1,574,293
Amgen, Inc.	5,457	1,814,289
Bristol-Myers Squibb Co.	19,649	934,506
Cardinal Health, Inc.	13,542	1,365,440
Eli Lilly & Co.	1,865	1,499,963
Fortrea Holdings, Inc. *	5,366	148,048
Gilead Sciences, Inc.	17,411	1,324,281
Medpace Holdings, Inc. *	2,519	963,568
Merck & Co., Inc.	12,135	1,372,833

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals, Biotechnology & Marijuana Producers — continued
Pfizer, Inc.	34,009	1,038,635
Regeneron Pharmaceuticals, Inc. *	1,529	1,650,081
United Therapeutics Corp. *	4,730	1,481,862
Vertex Pharmaceuticals, Inc. *	3,408	1,689,414
Viatris, Inc.	80,574	971,722
Zoetis, Inc.	7,455	1,342,198
		19,171,133
Precious Metals & Mining — 0.2%
Newmont Corp.	19,209	942,586
Real Estate Investment & Services — 0.6%
CBRE Group, Inc., Class A *	1,748	197,017
CoStar Group, Inc. *	4,559	355,693
Jones Lang LaSalle, Inc. *	7,768	1,948,991
		2,501,701
Real Estate Investment Trusts — 9.1%
AvalonBay Communities, Inc.	6,384	1,308,209
Brixmor Property Group, Inc.	60,247	1,534,491
Camden Property Trust	6,450	714,337
Crown Castle, Inc.	7,301	803,694
CubeSmart	34,666	1,649,408
EastGroup Properties, Inc.	1,671	312,460
EPR Properties	17,770	799,650
Equinix, Inc.	1,684	1,330,764
Equity Residential	12,756	888,200
Essex Property Trust, Inc.	5,622	1,564,940
Federal Realty Investment Trust	3,610	403,056
First Industrial Realty Trust, Inc.	13,501	738,775
Gaming and Leisure Properties, Inc.	32,083	1,610,567
Highwoods Properties, Inc.	20,973	649,534
Host Hotels & Resorts, Inc.	91,371	1,599,906
Iron Mountain, Inc.	18,080	1,854,285
Kilroy Realty Corp.	18,807	695,295
Kimco Realty Corp.	62,942	1,367,730
Lamar Advertising Co., Class A	14,234	1,706,087
Mid-America Apartment Communities, Inc.	6,058	846,727
NNN REIT, Inc.	18,647	837,064
Omega Healthcare Investors, Inc.	48,200	1,754,480
Park Hotels & Resorts, Inc.	67,082	1,010,255
Prologis, Inc.	7,152	901,510
Public Storage	4,740	1,402,661
Regency Centers Corp.	24,219	1,630,907
Simon Property Group, Inc.	10,940	1,678,634
STAG Industrial, Inc.	29,255	1,193,897
Ventas, Inc.	18,475	1,005,779
VICI Properties, Inc.	48,774	1,524,675
Welltower, Inc.	14,453	1,607,896

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment Trusts — continued
Weyerhaeuser Co.	47,312	1,502,629
WP Carey, Inc.	18,197	1,051,969
		39,480,471
Retailers — 4.0%
AutoZone, Inc. *	511	1,601,316
Best Buy Co., Inc.	11,631	1,006,314
Dick's Sporting Goods, Inc.	7,528	1,628,683
Gap, Inc. (The)	37,164	872,611
Kohl's Corp.	1,893	41,002
Lowe's Cos., Inc.	6,123	1,503,258
Macy's, Inc.	51,038	881,937
O'Reilly Automotive, Inc. *	1,400	1,576,876
Penske Automotive Group, Inc.	8,916	1,552,365
Ross Stores, Inc.	7,533	1,078,952
Target Corp.	7,018	1,055,577
TJX Cos., Inc. (The)	13,024	1,471,972
Tractor Supply Co.	5,810	1,529,889
Williams-Sonoma, Inc.	10,796	1,669,925
		17,470,677
Software & Computer Services — 3.5%
Adobe, Inc. *	414	228,383
Alphabet, Inc., Class A	2,743	470,534
Amdocs Ltd.	12,809	1,120,403
CACI International, Inc., Class A *	1,250	576,850
Cadence Design Systems, Inc. *	4,624	1,237,660
Cognizant Technology Solutions Corp., Class A	20,983	1,587,993
Dolby Laboratories, Inc., Class A	3,681	289,916
Gartner, Inc. *	2,704	1,355,218
Gen Digital, Inc.	9,115	236,899
Hewlett Packard Enterprise Co.	59,996	1,194,520
International Business Machines Corp.	2,376	456,525
Intuit, Inc.	2,307	1,493,437
Meta Platforms, Inc., Class A	3,251	1,543,672
Microsoft Corp.	3,594	1,503,550
Oracle Corp.	10,234	1,427,131
Science Applications International Corp.	3,000	373,200
SS&C Technologies Holdings, Inc.	2,535	184,928
		15,280,819
Technology Hardware & Equipment — 3.8%
Amphenol Corp., Class A	23,994	1,541,855
Analog Devices, Inc.	7,085	1,639,327
Apple, Inc.	7,073	1,570,772
Applied Materials, Inc.	6,897	1,463,543
Broadcom, Inc.	8,700	1,397,916
KLA Corp.	1,986	1,634,617
Lam Research Corp.	1,457	1,342,247

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Technology Hardware & Equipment — continued
NetApp, Inc.	11,507	1,461,159
NVIDIA Corp.	12,445	1,456,314
QUALCOMM, Inc.	5,672	1,026,348
Skyworks Solutions, Inc.	6,984	793,522
TD SYNNEX Corp.	8,840	1,053,463
		16,381,083
Telecommunications Equipment — 2.0%
Arista Networks, Inc. *	4,985	1,727,552
Ciena Corp. *	26,868	1,417,018
Cisco Systems, Inc.	31,268	1,514,935
Juniper Networks, Inc.	46,189	1,740,863
Motorola Solutions, Inc.	4,363	1,740,488
Ubiquiti, Inc.	2,201	408,440
		8,549,296
Telecommunications Service Providers — 2.9%
AT&T, Inc.	92,838	1,787,131
Charter Communications, Inc., Class A *	4,420	1,678,362
Comcast Corp., Class A	43,489	1,794,791
Frontier Communications Parent, Inc. *	62,784	1,839,571
Iridium Communications, Inc.	11,011	316,016
Liberty Broadband Corp., Class C *	2,507	168,947
Liberty Global Ltd., Class C (Belgium) *	22,520	452,877
Roku, Inc. *	22,403	1,304,079
T-Mobile US, Inc.	9,308	1,696,662
Verizon Communications, Inc.	41,288	1,672,990
		12,711,426
Tobacco — 0.8%
Altria Group, Inc.	36,954	1,811,116
Philip Morris International, Inc.	15,933	1,834,844
		3,645,960
Travel & Leisure — 0.4%
Booking Holdings, Inc.	156	579,542
Darden Restaurants, Inc.	6,677	976,778
Travel + Leisure Co.	5,458	251,559
		1,807,879
Waste & Disposal Services — 1.2%
Clean Harbors, Inc. *	7,369	1,759,201
Republic Services, Inc.	8,544	1,660,270
Waste Management, Inc.	8,037	1,628,779
		5,048,250
Total Common Stocks (Cost $352,202,089)		431,960,995
Short-Term Investments — 0.1%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)(Cost $384,270)	384,270	384,270

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 5.40% (b) (c)	3,848	3,848
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	35,800	35,800
Total Investment of Cash Collateral from Securities Loaned (Cost $39,648)		39,648
Total Short-Term Investments (Cost $423,918)		423,918
Total Investments — 99.9% (Cost $352,626,007)		432,384,913
Assets in Excess of Other Liabilities — 0.1%		393,227
NET ASSETS — 100.0%		432,778,140

Percentages indicated are based on net assets.

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2024. The total value of securities on loan at July 31, 2024 is $39,768.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2024.
Futures contracts outstanding as of July 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	2	09/20/2024	USD	555,825	8,758

Abbreviations
USD	United States Dollar

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$432,384,913	$—	$— (b)	$432,384,913
Appreciation in Other Financial Instruments
Futures Contracts (a)	$8,758	$—	$—	$8,758

(a)	Please refer to the SOI for specifics of portfolio holdings.
(b)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (a) (b)	$16,999,600	$25,000,000	$42,000,000	$4,048	$200	$3,848	3,848	$242,841	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	3,440,270	26,124,157	29,528,627	—	—	35,800	35,800	52,911	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	306,480	13,944,452	13,866,662	—	—	384,270	384,270	32,939	—
Total	$20,746,350	$65,068,609	$85,395,289	$4,048	$200	$423,918		$328,691	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.